Other Equity Instruments - Summary of Other Equity Instruments (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other equity instruments [line items]
Beginning balance		€ 1,972	€ 1,951	€ 1,943
Shares granted / Share options cost incurred		37	49	33
Shares vested / Share options forfeited		(31)	(28)	(25)
Ending balance		1,978	1,972	1,951
Share options and incentive plans [member]
Disclosure of other equity instruments [line items]
Beginning balance	[1]	95	74	66
Shares granted / Share options cost incurred	[1]	37	49	33
Shares vested / Share options forfeited	[1]	(31)	(28)	(25)
Ending balance	[1]	101	95	74
Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Beginning balance		500	500	500
Ending balance		500	500	500
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Beginning balance		923	923	923
Ending balance		923	923	923
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Beginning balance		454	454	454
Ending balance		€ 454	€ 454	€ 454

[1]	Incentive plans include the shares granted to personnel that are not yet vested